Pro Forma Information that Summarizes Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Ruantong Xutian and LDeasy	Dec. 31, 2012 Ruantong Xutian and LDeasy	Dec. 31, 2011 Adventier	Dec. 31, 2010 Adventier	Dec. 31, 2012 Abovenet and Jiangchen	Dec. 31, 2011 Abovenet and Jiangchen
Business Acquisition, Pro Forma Information [Line Items]
Pro forma net revenue	$ 444,545	$ 381,272	$ 286,974	$ 199,407	$ 382,435	$ 287,300
Pro forma net income (loss) attributable to ordinary shareholders of iSoftStone Holdings Limited	$ (4,511)	$ 21,939	$ 19,704	$ (3,145)	$ 21,959	$ 19,113
Pro forma net income (loss) per ordinary share-basic	$ (0.01)	$ 0.04	$ 0.04	$ (0.02)	$ 0.04	$ 0.03
Pro forma net income (loss) per ordinary share-diluted	$ (0.01)	$ 0.04	$ 0.03	$ (0.02)	$ 0.04	$ 0.03